Loss per share	12 Months Ended
Dec. 31, 2023
Loss per common share
Loss per share

23.Loss per share

	12/31/2023	12/31/2022
Net loss for the year	(38,246)	(127,210)
Weighted average number of common shares	107,985,916	101,017,241
Basic and diluted net loss per common shares	(0.35)	(1.26)

As the Company presents loss for the years ended December 31, 2023 and 2022, the potential common shares are antidilutive in the case of a decrease in loss per share. For this reason, the basic and diluted loss per share are equal for the years presented.